Employee benefits	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Employee benefits

29.  Employee benefits

	31 December	31 December
	2022	2021
Retirement pay liability provision	1,590,756	844,540
Unused vacation provision	199,275	165,082
	1,790,031	1,009,622

29.  Employee benefits (continued)

Provision for employee termination benefits

Movements in provision for employee termination benefits are as follows:

	2022	2021
Balance at 1 January	844,540	673,878
Service cost	101,752	126,088
Remeasurements	1,107,508	328,711
Interest expense	112,649	75,110
Benefit payments	(67,528)	(102,752)
Acquisition through business combinations	—	126
Inflation adjustment	(508,165)	(256,621)
Balance at 31 December	1,590,756	844,540

The sensitivity of provision for employee termination benefits to changes in the significant actuarial assumptions is:

31 December 2022	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(15.4)%	19.0%	18.9%	(15.6)%
Impact on provision for employee termination benefits	(244,976)	302,244	300,653	(248,158)

31 December 2021	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(13.4)%	16.3%	16.5%	(13.8)%
Impact on provision for employee termination benefits	(113,169)	137,660	139,348	(116,546)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

Defined contribution plans

Obligations for contribution to defined contribution plans are recognized as an expense in the consolidated statement of profit or loss as incurred. The Group is obliged to contribute a certain percentage of personnel wages to pension plans. The Group incurred TL 64,309, TL 66,401 and TL 70,379 in relation to the defined contribution retirement plan for the years ended 31 December 2022, 2021 and 2020 respectively.

Share based payments

The Group has a share performance based payment plan (cash settled incentive plan) in order to build a common interest with its shareholders, support sustainable success, and ensure loyalty of key employees. The KPIs of the plan are; the total shareholder return in excess of weighted average cost of capital (WACC), and ranking of total shareholder return in comparison with BIST-30 and peer group. Bonus amount is determined according to these evaluations, and it is distributed over a three-year payment plan.

As of 31 December 2022 and 2021, the Group has not recognized any expenses regarding this plan.